STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - Winvests Group Ltd [Member] - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Members equity -beginning of year at May. 31, 2019	$ 855	$ 2,079	$ 98,848,084	$ (98,851,018)
Beginning balance, shares at May. 31, 2019	855,000	2,078,299
Conversion of common stock to preferred stock (in Shares)
Net loss				(26,220)	(26,220)
Members deficit -end of year at May. 31, 2020	$ 855	$ 2,079	98,848,084	(98,877,238)	(26,220)
Ending balance, shares at May. 31, 2020	855,000	2,078,299
Conversion of common stock to preferred stock	$ (855)	$ 3	852
Conversion of common stock to preferred stock (in Shares)
Issuance of preferred stock in connection with the satisfaction of related party debt	$ 300,000		(290,000)		10,000
Issuance of preferred stock in connection with the satisfaction of related party debt (in Shares)	300,000,000
Stock-based compensation			2,469,659		2,469,659
Forgiveness of related party debt in connection with the change of control			48,445		48,445
Net loss				(2,534,182)	(2,534,182)
Members deficit -end of year at May. 31, 2021	$ 300,000	$ 2,082	101,077,040	(101,411,420)	(32,298)
Ending balance, shares at May. 31, 2021	300,000,000	2,081,719
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,514	101,134,769	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,513,983
Members equity -beginning of year at May. 31, 2021	$ 300,000	$ 2,082	101,077,040	(101,411,420)	(32,298)
Beginning balance, shares at May. 31, 2021	300,000,000	2,081,719
Conversion of preferred stock to common stock	$ (72,161)	$ 14,432	57,729
Conversion of preferred stock to common stock (in Shares)	(72,161,320)	14,432,264
Conversion of common stock to preferred stock (in Shares)
Net loss				(82,224)	(82,224)
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,514	101,134,769	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,513,983
Members equity -beginning of year at Dec. 31, 2021	$ 227,839	$ 16,514	$ 101,134,769	$ (101,493,644)	$ (114,522)
Beginning balance, shares at Dec. 31, 2021	227,838,680	16,513,983